Morgan, Lewis & Bockius LLP	Morgan Lewis
1701 Market Street	COUNSELORS AT LAW
Philadelphia, PA 19103-2921
Tel: 215.963.5000
Fax: 215.963.5001
www.morganlewis.com

August 1, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Adviser Managed Trust Post-Effective Amendment No. 7 (File No. 333-169727) and Amendment No. 10 (File No. 811-22480) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, Adviser Managed Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 7 and, under the Investment Company Act of 1940, as amended, Amendment No. 10 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

This Filing is made pursuant to Rule 485(a)(1) under the 1933 Act with effectiveness as of October 1, 2014, for the purpose of revising the principal investment strategies and principal risk disclosure for the Tactical Offensive Equity and Tactical Offensive Fixed Income Funds.

If you have any questions, please do not hesitate to contact me at (215) 963-4969.

Sincerely,

/s/ John J. O’Brien
John J. O’Brien, Esq.